Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								1 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011 Swap Derivative 4 Point 33 Percent Maturing January 2, 2012 [Member]	Dec. 31, 2011 Swap Derivative 1 Point 92 Percent Maturing January 2, 2012 [Member]	Dec. 31, 2012 Swap Derivative 1 Point 71 Percent Maturing January 2, 2014 [Member]	Dec. 31, 2011 Swap Derivative 1 Point 71 Percent Maturing January 2, 2014 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2022 [Member]	Nov. 30, 2012 Senior Unsecured Notes Due 2022 [Member]	Nov. 30, 2012 Term C Loan Facility [Member]
Derivative [Line Items]
Interest rate, stated percentage							4.625%	4.625%
Line of credit facility, prepayment									$ 400
Notional value, no longer designated as cash flow hedges		395
Notional value			400	200	1,100	1,100
Derivative interest expense	$ 5